Summary of Principal Accounting Policies - Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Allowance for doubtful accounts
Balance at beginning of the year	¥ 0		¥ 0
Provisions	8,083	$ 1,239	130,723	¥ (688)
Balance at end of the year	0		0	¥ 0
Amount Due From Related Party
Allowance for doubtful accounts
Provisions	4,006		14,602
Write off			(14,602)
Balance at end of the year	4,006
Accounts Receivable
Allowance for doubtful accounts
Provisions	29		11,858
Write off	(29)		(11,858)
Loan Receivables From Factoring Business
Allowance for doubtful accounts
Provisions			82,000
Write off			(82,000)
Other Financial Receivables
Allowance for doubtful accounts
Provisions			16,912
Write off			(16,912)
Camsing Incident | Amount Due From Related Party
Allowance for doubtful accounts
Balance at beginning of the year	¥ 12,800
Balance at end of the year			¥ 12,800